Investment Objectives and Goals	Jun. 08, 2026
Bitcoin Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitcoin Volatility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Bitcoin Volatility ETF (the “Fund”) seeks performance results, before fees and expenses, that correspond to the performance of short-term futures contracts on the CME CF Bitcoin Volatility Index (the “BVX”).

2x Bitcoin Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Bitcoin Volatility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks performance results, before fees and expenses, that correspond to two times (2x) the daily performance of short-term futures contracts on the BVX. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

-1x Bitcoin Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	-1x Bitcoin Volatility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks performance results, before fees and expenses, that correspond to the inverse (-1x) daily performance of short-term futures contracts on the BVX. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.